Parametric
Tax-Managed Emerging Markets Fund
March 31, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 99.2%
Security	Shares	Value
Argentina — 0.7%
Banco BBVA Argentina S.A.(1)	1	$ 1
Banco BBVA Argentina S.A. ADR(1)	25,531	90,635
Banco Macro S.A. ADR(1)(2)	13,067	226,059
Banco Macro S.A., Class B(1)	6	10
IRSA Inversiones y Representaciones S.A.(1)	4	2
IRSA Inversiones y Representaciones S.A. ADR(1)	11,954	59,531
IRSA Propiedades Comerciales S.A. ADR(1)	2,276	5,827
Ledesma SAAI	259,501	98,106
MercadoLibre, Inc.(1)	1,636	1,945,989
Molinos Agro S.A.	18,283	134,400
Molinos Rio de la Plata S.A., Class B	75,026	51,213
Pampa Energia S.A. ADR(1)	10,175	240,435
Ternium Argentina S.A.(1)	2,005,200	1,313,470
Transportadora de Gas del Sur S.A.(1)	2	3
Transportadora de Gas del Sur S.A. ADR(1)(2)	52,531	368,242
		$ 4,533,923
Bahrain — 1.4%
Ahli United Bank BSC	5,628,000	$ 6,139,704
Al Salam Bank BSC	5,407,500	1,408,725
GFH Financial Group BSC	1,622,257	539,067
Ithmaar Holding BSC(1)	11,549,752	704,290
		$ 8,791,786
Bangladesh — 0.6%
Al-Arafah Islami Bank, Ltd.	329,780	$ 102,233
Bangladesh Export Import Co., Ltd.	247,636	439,999
Beximco Pharmaceuticals, Ltd.	79,073	161,584
British American Tobacco Bangladesh Co., Ltd.	21,052	142,796
Grameenphone, Ltd.	72,336	275,693
Jamuna Oil Co., Ltd.	50,340	96,381
Khulna Power Co., Ltd.	231,595	88,240
LafargeHolcim Bangladesh, Ltd.	194,809	169,555
LankaBangla Finance, Ltd.	629,970	236,216
Meghna Petroleum, Ltd.	38,062	86,629
MJL Bangladesh, Ltd.	62,177	63,799
Olympic Industries, Ltd.	99,202	157,769
Padma Oil Co., Ltd.	25,811	61,639
Pubali Bank, Ltd.	399,988	134,393
Social Islami Bank, Ltd.	1,328,058	227,662
Square Pharmaceuticals, Ltd.	292,370	744,498
Summit Power, Ltd.	372,759	168,660
Titas Gas Transmission & Distribution Co., Ltd.	163,853	76,954
Security	Shares	Value
Bangladesh (continued)
Unique Hotel & Resorts, Ltd.	394,668	$ 269,811
United Commercial Bank, Ltd.	1,077,628	188,149
		$ 3,892,660
Botswana — 0.7%
Absa Bank Botswana, Ltd.	525,892	$ 232,771
Botswana Insurance Holdings, Ltd.	560,747	859,860
First National Bank of Botswana, Ltd.	5,345,500	1,212,714
Letshego Holdings, Ltd.	2,688,951	422,276
Sechaba Breweries Holdings, Ltd.	1,086,400	1,637,944
		$ 4,365,565
Brazil — 5.3%
Aliansce Sonae Shopping Centers S.A.	29,996	$ 145,789
AMBEV S.A.	334,325	1,081,401
Americanas S.A.	85,210	584,347
B3 S.A. - Brasil Bolsa Balcao	106,655	351,929
Banco Bradesco S.A., PFC Shares	178,291	832,091
Banco do Brasil S.A.	32,900	239,785
BR Malls Participacoes S.A.(1)	158,800	309,525
Braskem S.A., PFC Shares	28,900	268,905
BRF S.A.(1)	26,866	104,901
CCR S.A.	160,000	460,403
Centrais Eletricas Brasileiras S.A., PFC Shares	65,766	518,000
Cia Brasileira de Distribuicao	17,556	89,051
Cia de Saneamento Basico do Estado de Sao Paulo ADR	48,898	480,667
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	54,852	304,615
Cosan S.A.	75,536	375,217
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	64,624	237,400
EDP-Energias do Brasil S.A.	91,800	453,500
Engie Brasil Energia S.A.	30,425	276,321
Equatorial Energia S.A.	54,600	312,046
Gol Linhas Aereas Inteligentes S.A., PFC Shares(1)	63,139	228,099
Hapvida Participacoes e Investimentos S.A.(3)	1,253,757	3,117,901
Hypera S.A.	62,000	504,095
Iguatemi S.A.(1)	33,840	145,352
Itau Unibanco Holding S.A., PFC Shares	100,193	578,298
Itausa S.A., PFC Shares	115,661	261,152
JBS S.A.	51,902	405,858
Klabin S.A., PFC Shares	235,000	230,012
Localiza Rent a Car S.A.	65,232	837,142
Locaweb Servicos de Internet S.A.(1)(3)	159,400	338,148
Lojas Renner S.A.	90,255	521,316
Magazine Luiza S.A.	378,972	542,861

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Brazil (continued)
Marfrig Global Foods S.A.	28,300	$ 127,203
MRV Engenharia e Participacoes S.A.	75,500	203,773
Natura & Co. Holding S.A.	58,700	321,176
Pagseguro Digital, Ltd., Class A(1)(2)	54,900	1,100,745
Petroleo Brasileiro S.A., PFC Shares	688,591	4,837,876
Raia Drogasil S.A.	66,300	333,376
Rede D'Or Sao Luiz S.A.(3)	218,300	2,287,976
Rumo S.A.(1)	96,199	374,811
Sendas Distribuidora S.A.	35,780	122,422
StoneCo, Ltd.(1)	467	5,434
StoneCo, Ltd., Class A(1)	70,900	829,530
Suzano S.A.	31,841	368,833
Telefonica Brasil S.A.	90,505	1,020,618
TIM S.A.	95,075	275,377
TOTVS S.A.	206,500	1,577,902
Transmissora Alianca de Energia Electrica S.A.	73,176	678,419
Ultrapar Participacoes S.A.	73,348	217,993
Vale S.A.	100,618	2,020,370
Via S.A.(1)	170,800	149,596
Vibra Energia S.A.	135,800	666,871
Weg S.A.	192,028	1,406,416
XP, Inc, BDR(1)	2,313	69,715
XP, Inc., Class A(1)	3,300	99,330
YDUQS Participacoes S.A.	51,900	228,266
		$ 34,460,155
Bulgaria — 0.3%
Bulgartabak Holding(1)	3,450	$ 12,295
CB First Investment Bank AD(1)	54,000	75,502
Chimimport AD(1)	337,600	187,893
Industrial Holding Bulgaria PLC(1)	576,865	644,651
Sopharma AD(1)	303,500	780,086
		$ 1,700,427
Chile — 2.6%
Banco de Chile	9,839,682	$ 1,053,928
Banco de Credito e Inversiones S.A.	13,221	475,538
Banco Santander Chile ADR	28,749	649,440
CAP S.A.	17,941	277,364
Cencosud S.A.	381,660	751,354
Cencosud Shopping S.A.	249,118	291,135
Cia Cervecerias Unidas S.A. ADR	49,000	733,040
Cia Sud Americana de Vapores S.A.	16,846,794	1,811,391
Embotelladora Andina S.A., Series B ADR(2)	23,172	315,255
Empresa Nacional de Telecomunicaciones S.A.	61,526	268,622
Empresas CMPC S.A.	228,924	423,297
Security	Shares	Value
Chile (continued)
Empresas COPEC S.A.	237,066	$ 1,961,173
Enel Americas S.A.	4,030,806	486,272
Enel Americas S.A. ADR(2)	23,541	140,540
Enel Chile S.A.	5,420,190	161,888
Enel Chile S.A. ADR(2)	39,306	62,104
Falabella S.A.	558,544	1,783,291
Forus S.A.	97,755	137,631
Parque Arauco S.A.	498,951	520,587
Plaza S.A.	232,430	240,114
Quinenco S.A.	153,449	465,602
Ripley Corp. S.A.	737,463	132,961
Sociedad Matriz SAAM S.A.	2,516,270	175,803
Sociedad Quimica y Minera de Chile S.A. ADR	37,400	3,201,440
Sonda S.A.	210,171	83,793
Vina Concha y Toro S.A.	162,058	261,721
		$ 16,865,284
China — 15.0%
AECC Aviation Power Co., Ltd.	66,500	$ 468,984
Agricultural Bank of China, Ltd., Class H	696,000	266,069
Air China, Ltd., Class H(1)(2)	466,000	323,955
Alibaba Group Holding, Ltd. ADR(1)	19,900	2,165,120
A-Living Smart City Services Co., Ltd.(3)	58,000	80,300
Aluminum Corp. of China, Ltd., Class H(1)	534,000	309,086
Angang Steel Co., Ltd., Class H	348,000	158,855
Anhui Conch Cement Co., Ltd., Class H	186,000	951,293
ANTA Sports Products, Ltd.	69,143	857,719
Baidu, Inc. ADR(1)	5,200	687,960
Bank of China, Ltd., Class H	844,275	336,913
Bank of Communications, Ltd., Class H	369,000	264,173
Baoshan Iron & Steel Co., Ltd., Class A	221,000	234,484
BeiGene, Ltd. ADR(1)	4,425	834,555
Beijing Capital International Airport Co., Ltd., Class H(1)	360,000	209,274
Beijing Enterprises Holdings, Ltd.	95,500	301,389
Beijing Enterprises Water Group, Ltd.	752,000	230,070
Beijing Originwater Technology Co., Ltd., Class A	171,376	161,399
Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A(1)	85,280	87,739
BOE Technology Group Co., Ltd., Class A	353,900	239,265
BYD Co., Ltd., Class H	13,672	380,291
BYD Electronic (International) Co., Ltd.(2)	92,500	183,302
Changchun High & New Technology Industry Group, Inc., Class A	11,600	305,442
Chaozhou Three-Circle Group Co., Ltd., Class A	49,900	219,233
China CITIC Bank Corp., Ltd., Class H	153,000	77,207
China Conch Environment Protection Holdings, Ltd.(1)	76,500	95,707

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
China Conch Venture Holdings, Ltd.	76,500	$ 223,012
China Construction Bank Corp., Class H	1,088,745	815,540
China Everbright Environment Group, Ltd.	262,148	157,343
China Gas Holdings, Ltd.	517,200	659,214
China Hongqiao Group, Ltd.(2)	273,500	359,310
China International Marine Containers Co., Ltd.	70,174	114,213
China Jinmao Holdings Group, Ltd.	1,068,000	315,029
China Life Insurance Co., Ltd., Class H	106,000	161,494
China Longyuan Power Group Corp., Ltd., Class H	678,000	1,523,971
China Medical System Holdings, Ltd.	217,000	338,432
China Mengniu Dairy Co., Ltd.	201,000	1,077,641
China Merchants Bank Co., Ltd., Class H	56,000	435,928
China Merchants Port Holdings Co., Ltd.	84,000	151,283
China Merchants Shekou Industrial Zone Holdings Co., Ltd.(4)	935,251	0
China Molybdenum Co., Ltd., Class H	1,020,000	524,372
China National Building Material Co., Ltd., Class H	410,000	504,318
China Northern Rare Earth Group High-Tech Co., Ltd.	77,200	467,331
China Oilfield Services, Ltd., Class H	266,000	270,265
China Overseas Land & Investment, Ltd.	346,360	1,030,673
China Pacific Insurance (Group) Co., Ltd., Class H	55,200	133,556
China Petroleum & Chemical Corp., Class H	4,996,200	2,482,724
China Railway Group, Ltd., Class H	400,000	222,788
China Resources Beer Holdings Co., Ltd.	138,000	839,590
China Resources Cement Holdings, Ltd.	354,000	293,450
China Resources Gas Group, Ltd.	198,000	833,357
China Resources Land, Ltd.	261,111	1,208,982
China Resources Mixc Lifestyle Services, Ltd.(3)	44,200	216,337
China Resources Power Holdings Co., Ltd.	272,000	506,201
China Shenhua Energy Co., Ltd., Class H	629,074	2,002,467
China Southern Airlines Co., Ltd., Class H(1)(2)	562,500	325,064
China State Construction International Holdings, Ltd.	180,000	238,694
China Tourism Group Duty Free Corp., Ltd., Class A	11,076	284,903
China Vanke Co., Ltd., Class H	187,617	422,003
China Yangtze Power Co., Ltd.	236,900	819,001
Chinasoft International, Ltd.	294,000	240,980
CIFI Holdings Group Co., Ltd.	514,000	299,544
CITIC Securities Co., Ltd., Class H	43,500	99,706
CITIC, Ltd.	415,000	459,069
Contemporary Amperex Technology Co., Ltd., Class A	5,900	472,118
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	1,068,000	493,657
COSCO SHIPPING Holdings Co., Ltd., Class H(1)(2)	350,294	602,277
Country Garden Holdings Co., Ltd.(2)	512,000	391,939
Country Garden Services Holdings Co., Ltd.	153,425	646,321
CRRC Corp., Ltd., Class H	327,000	130,482
CSPC Pharmaceutical Group, Ltd.	1,538,560	1,762,952
Security	Shares	Value
China (continued)
Dali Foods Group Co., Ltd.(3)	311,500	$ 162,506
Daqo New Energy Corp. ADR(1)	5,500	227,260
Dongfeng Motor Group Co., Ltd., Class H	586,000	438,344
East Money Information Co., Ltd., Class A	66,174	262,118
ESR Cayman, Ltd.(1)(3)	108,600	336,540
Foshan Haitian Flavouring & Food Co., Ltd., Class A	22,830	313,549
Ganfeng Lithium Co., Ltd., Class A	16,500	323,942
Ganfeng Lithium Co., Ltd., Class H(3)	20,600	289,819
GEM Co., Ltd., Class A	124,200	162,914
Gemdale Corp.	37,201	83,765
Genscript Biotech Corp.(1)	68,000	213,315
GoerTek, Inc., Class A	226,900	1,221,534
Gotion High-tech Co., Ltd., Class A(1)	63,830	342,854
Great Wall Motor Co., Ltd., Class H	316,259	496,364
Greentown Service Group Co., Ltd.	156,000	155,548
Guangdong Investment, Ltd.	646,829	881,266
Guanghui Energy Co., Ltd.(1)	306,545	394,471
Guangzhou Automobile Group Co., Ltd., Class H	381,199	314,329
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	210,000	551,949
Haier Smart Home Co., Ltd.	135,829	490,988
Han's Laser Technology Industry Group Co., Ltd., Class A	46,800	280,807
Hansoh Pharmaceutical Group Co., Ltd.(3)	176,000	292,643
Hengan International Group Co., Ltd.	78,000	359,406
Hua Hong Semiconductor, Ltd.(1)(3)	58,000	242,192
Huadong Medicine Co., Ltd., Class A	53,160	278,722
Hualan Biological Engineering, Inc., Class A	59,670	190,358
Huayu Automotive Systems Co., Ltd.	82,100	256,755
Hundsun Technologies, Inc.	17,826	124,472
Iflytek Co., Ltd., Class A	37,950	276,581
Industrial & Commercial Bank of China, Ltd., Class H	736,000	451,206
Industrial Bank Co., Ltd.	93,482	302,865
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	34,300	198,689
JD.com, Inc. ADR(1)	16,000	925,920
JD.com, Inc., Class A(1)	6,724	191,062
Jiangsu Expressway Co., Ltd., Class H	480,000	501,287
Jiangsu Hengrui Medicine Co., Ltd., Class A	86,772	501,676
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	15,400	326,803
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	81,550	356,272
Jiangxi Copper Co., Ltd., Class H	255,000	421,787
Jinke Properties Group Co., Ltd., Class A	244,151	189,115
JinkoSolar Holding Co., Ltd. ADR(1)(2)	6,100	294,569
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd.	41,300	182,073
Kingboard Holdings., Ltd.	71,200	343,408

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
Kingboard Laminates Holdings, Ltd.	180,500	$ 294,148
Kingdee International Software Group Co., Ltd.(1)	254,000	556,495
Kingsoft Corp, Ltd.	44,400	141,444
Kunlun Energy Co., Ltd.	330,000	285,198
Kweichow Moutai Co., Ltd., Class A	6,310	1,699,923
KWG Group Holdings, Ltd.	165,500	67,612
Lenovo Group, Ltd.	632,000	684,618
Lens Technology Co., Ltd., Class A	59,900	109,636
Lepu Medical Technology Beijing Co., Ltd., Class A	69,200	218,815
Li Ning Co., Ltd.	70,312	597,044
Longfor Group Holdings, Ltd.(3)	121,500	621,493
LONGi Green Energy Technology Co., Ltd.	172,246	1,941,967
Lonking Holdings, Ltd.	1,300,000	353,434
Luxshare Precision Industry Co., Ltd., Class A	179,851	891,835
Luzhou Laojiao Co., Ltd., Class A	7,900	229,744
Maanshan Iron & Steel Co., Ltd., Class H	1,305,000	520,988
Maxscend Microelectronics Co., Ltd., Class A	4,200	137,982
Meituan, Class B(1)(3)	33,000	625,150
MMG, Ltd.(1)	1,232,000	489,467
NARI Technology Co., Ltd., Class A	67,120	330,756
NetEase, Inc. ADR	7,200	645,768
New Oriental Education & Technology Group, Inc. ADR(1)	61,050	70,207
Nine Dragons Paper Holdings, Ltd.	473,000	410,727
Nongfu Spring Co., Ltd., Class H(2)(3)	93,200	491,311
Oceanwide Holdings Co., Ltd., Class A(1)	270,200	83,831
PetroChina Co., Ltd., Class H	3,964,300	2,013,136
PICC Property & Casualty Co., Ltd., Class H	130,000	132,378
Ping An Bank Co., Ltd., Class A	44,700	107,848
Ping An Insurance Group Co. of China, Ltd., Class H	66,046	461,732
Pingdingshan Tianan Coal Mining Co., Ltd.	145,015	391,327
Poly Developments and Holdings Group Co., Ltd., Class A	74,600	207,965
Postal Savings Bank of China Co., Ltd., Class H(2)(3)	136,000	109,514
Qingling Motors Co., Ltd., Class H	1,448,966	271,902
RLX Technology Inc. ADR(1)	127,900	228,941
Sanan Optoelectronics Co., Ltd.	53,900	200,422
SDIC Power Holdings Co., Ltd.	112,800	165,661
Shandong Gold Mining Co., Ltd.	86,844	294,928
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	112,000	118,957
Shanghai Fosun Pharmaceutical Group Co., Ltd.(2)	232,500	1,126,725
Shanghai Industrial Holdings, Ltd.	138,000	207,023
Shanghai Pharmaceuticals Holding Co., Ltd.	173,400	332,945
Shanxi Coking Coal Energy Group Co., Ltd., Class A	301,730	589,161
Shenergy Co., Ltd.	227,799	216,760
Shenwan Hongyuan Group Co., Ltd., Class A	139,900	96,274
Shenzhen Energy Group Co., Ltd., Class A	290,352	293,186
Security	Shares	Value
China (continued)
Shenzhen Inovance Technology Co., Ltd., Class A	37,700	$ 336,612
Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A(1)	56,300	194,335
Sichuan Chuantou Energy Co., Ltd.	152,000	256,786
Sino Biopharmaceutical, Ltd.	1,654,750	1,027,478
Sinopec Oilfield Service Corp., Class H(1)	2,725,500	221,199
Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,272,000	263,555
SITC International Holdings Co., Ltd.	110,000	384,638
Sunac China Holdings, Ltd.(2)	267,000	153,250
Sunny Optical Technology Group Co., Ltd.	53,600	851,239
TBEA Co., Ltd.	168,219	536,161
TCL Technology Group Corp., Class A	372,800	287,062
Tencent Holdings, Ltd.	144,411	6,656,530
Tingyi (Cayman Islands) Holding Corp.	278,000	466,162
Tonghua Dongbao Pharmaceutical Co., Ltd.	106,833	171,195
TravelSky Technology, Ltd., Class H	93,000	133,412
Trip.com Group, Ltd. ADR(1)	12,900	298,248
Tsingtao Brewery Co., Ltd., Class H	70,000	550,286
Uni-President China Holdings, Ltd.	290,000	251,659
United Laboratories International Holdings, Ltd. (The)	362,000	189,323
Wanhua Chemical Group Co., Ltd.	41,920	531,412
Want Want China Holdings, Ltd.	391,000	360,791
Weichai Power Co., Ltd., Class H	222,200	348,276
Will Semiconductor Co., Ltd. Shanghai, Class A	6,500	196,371
Wuliangye Yibin Co., Ltd., Class A	21,600	524,408
WuXi AppTec Co., Ltd., Class H(3)	19,800	309,354
WuXi Biologics Cayman, Inc.(1)(3)	291,000	2,310,713
Xiaomi Corp., Class B(1)(3)	815,000	1,424,151
Xinjiang Zhongtai Chemical Co., Ltd., Class A	112,800	160,093
Xinyi Glass Holdings, Ltd.	127,000	304,504
Xinyi Solar Holdings, Ltd.	552,000	960,684
Yangzijiang Shipbuilding Holdings, Ltd.	316,000	354,876
Yankuang Energy Group Co., Ltd., Class H	442,000	1,306,858
Yihai International Holding, Ltd.	91,000	258,456
Yuexiu Property Co., Ltd.	109,000	107,867
Yunnan Baiyao Group Co., Ltd., Class A	19,521	250,958
Zhaojin Mining Industry Co., Ltd., Class H	278,000	244,811
Zhejiang Dahua Technology Co., Ltd., Class A	94,600	245,434
Zhejiang Expressway Co., Ltd., Class H	274,000	229,670
Zhejiang Huahai Pharmaceutical Co., Ltd.	77,088	255,088
Zhejiang Longsheng Group Co., Ltd.	220,600	377,465
Zhuzhou CRRC Times Electric Co., Ltd., Class H	60,800	235,403
Zijin Mining Group Co., Ltd., Class H	546,000	827,989
ZTE Corp., Class H	172,939	350,314
ZTO Express Cayman, Inc. ADR	13,200	330,000
		$ 97,240,812

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Colombia — 1.4%
BAC Holding International Co.(1)	819,952	$ 23,471
Banco Davivienda S.A., PFC Shares	19,986	174,540
Bancolombia S.A.	38,385	441,330
Bancolombia S.A. ADR, PFC Shares	16,700	712,422
Cementos Argos S.A.	228,502	377,303
Corp. Financiera Colombiana S.A.(1)	12,601	93,781
Ecopetrol S.A.	1,555,821	1,458,915
Ecopetrol S.A. ADR(2)	73,500	1,367,100
Geopark, Ltd.	27,700	413,838
Grupo Argos S.A.	143,095	526,413
Grupo Aval Acciones y Valores S.A., PFC Shares	819,952	185,070
Grupo de Inversiones Suramericana S.A.	51,089	482,318
Grupo Energia Bogota S.A. ESP	616,924	403,870
Grupo Nutresa S.A.	121,397	1,473,622
Interconexion Electrica S.A.	116,965	753,312
		$ 8,887,305
Croatia — 0.5%
AD Plastik DD	30,852	$ 449,061
Adris Grupa DD, PFC Shares	12,319	755,327
Atlantic Grupa DD	1,617	403,308
Ericsson Nikola Tesla DD	1,290	354,202
Hrvatski Telekom DD	22,711	631,938
Koncar-Elektroindustrija DD	1,354	175,562
Podravka Prehrambena Ind DD	1,386	126,330
Valamar Riviera DD(1)	116,366	546,747
Zagrebacka Banka DD	6,564	68,294
		$ 3,510,769
Czech Republic — 0.6%
CEZ AS	72,947	$ 3,059,629
Komercni Banka AS	20,023	775,166
Philip Morris CR AS	303	238,885
		$ 4,073,680
Egypt — 0.5%
Commercial International Bank Egypt SAE	340,623	$ 858,280
Eastern Co. SAE	996,298	653,242
Egypt Kuwait Holding Co. SAE	650,203	855,431
Egyptian Financial Group-Hermes Holding Co.(1)	219,520	211,728
Egyptian International Pharmaceutical Industries Co.	37,035	78,035
ElSewedy Electric Co.	557,611	250,753
Medinet Nasr Housing	649,154	77,236
Oriental Weavers	643,368	313,368
Talaat Moustafa Group	583,273	269,024
		$ 3,567,097
Security	Shares	Value
Estonia — 0.6%
AS Merko Ehitus	10,598	$ 183,611
AS Tallink Grupp(1)	3,597,000	2,284,404
AS Tallinna Kaubamaja Grupp	126,000	1,519,429
		$ 3,987,444
Ghana — 0.3%
Aluworks, Ltd.(1)	5,176,100	$ 68,558
CalBank PLC	1,191,902	135,409
Ghana Commercial Bank, Ltd.	1,285,170	878,612
Societe Generale Ghana PLC	1,345,362	212,187
Standard Chartered Bank of Ghana, Ltd.	210,466	565,795
Unilever Ghana PLC(1)	249,000	194,397
		$ 2,054,958
Greece — 1.2%
Aegean Airlines S.A.(1)	12,038	$ 73,378
Alpha Services and Holdings S.A.(1)	115,150	141,364
Athens Water Supply & Sewage Co. S.A.	17,071	129,211
Costamare, Inc.	13,966	238,120
Eurobank Ergasias Services and Holdings S.A.(1)	404,018	472,661
GEK Terna Holding Real Estate Construction S.A.(1)	42,735	443,734
Hellenic Petroleum Holdings S.A.	23,858	193,870
Hellenic Telecommunications Organization S.A.	69,932	1,264,519
Holding Co. ADMIE IPTO S.A.	39,952	98,742
JUMBO S.A.	48,440	721,719
LAMDA Development S.A.(1)	23,069	158,853
Motor Oil (Hellas) Corinth Refineries S.A.	35,742	555,019
Mytilineos S.A.	33,104	542,048
National Bank of Greece S.A.(1)	121,470	447,416
OPAP S.A.	90,102	1,311,550
Public Power Corp. S.A.(1)	35,851	300,154
Terna Energy S.A.	5,946	108,940
Titan Cement International S.A.	22,557	333,018
		$ 7,534,316
Hungary — 0.5%
Magyar Telekom Telecommunications PLC	60,229	$ 73,159
MOL Hungarian Oil & Gas PLC	170,032	1,493,967
OTP Bank Nyrt.(1)	24,018	871,325
Richter Gedeon Nyrt.	49,734	1,049,812
		$ 3,488,263
India — 5.0%
ABB India, Ltd.	6,017	$ 169,321
ACC, Ltd.	3,567	100,704
Adani Enterprises, Ltd.	6,842	180,950

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
India (continued)
Adani Green Energy, Ltd.(1)	12,792	$ 323,500
Adani Ports and Special Economic Zone, Ltd.	41,619	421,572
Adani Power, Ltd.(1)	69,213	168,447
Adani Total Gas, Ltd.	42,672	1,201,877
Apollo Hospitals Enterprise, Ltd.	10,412	618,733
Ashok Leyland, Ltd.	75,540	116,186
Asian Paints, Ltd.	13,099	530,049
Axis Bank, Ltd.(1)	25,838	257,510
Bajaj Auto, Ltd.	10,455	504,434
Bharat Forge, Ltd.	14,994	137,537
Bharat Petroleum Corp., Ltd.	36,600	172,867
Bharti Airtel, Ltd.(1)	160,000	1,590,619
Biocon, Ltd.(1)	105,688	466,464
Bosch, Ltd.	1,400	264,808
Cipla, Ltd.	39,454	529,082
Colgate-Palmolive (India), Ltd.	7,700	156,332
Container Corp. of India, Ltd.	11,788	103,757
Dabur India, Ltd.	16,400	115,847
Divi's Laboratories, Ltd.	13,619	791,663
DLF, Ltd.	38,758	192,905
Dr. Reddy's Laboratories, Ltd.	11,615	656,845
Fortis Healthcare, Ltd.(1)	43,036	163,468
GAIL (India), Ltd.	96,000	196,703
GlaxoSmithKline Pharmaceuticals, Ltd.	6,312	137,327
Glenmark Pharmaceuticals, Ltd.	25,658	148,887
Godrej Consumer Products, Ltd.(1)	9,364	91,779
Grasim Industries, Ltd.	8,195	179,622
Havells India, Ltd.	10,504	158,934
HCL Technologies, Ltd.	57,337	875,707
Hero MotoCorp, Ltd.	7,524	226,086
Hindustan Petroleum Corp., Ltd.	48,748	172,682
Hindustan Unilever, Ltd.	25,829	694,011
Hindustan Zinc, Ltd.	53,698	217,756
Housing Development Finance Corp., Ltd.	16,776	523,346
ICICI Bank, Ltd.	48,451	462,377
Indian Oil Corp., Ltd.	88,000	137,728
Indus Towers, Ltd.(1)	49,905	145,544
Infosys, Ltd.	116,609	2,922,264
Ipca Laboratories, Ltd.	12,586	177,911
ITC, Ltd.	71,847	236,470
Jindal Steel & Power, Ltd.	56,642	392,833
JSW Steel, Ltd.	55,995	538,601
Kotak Mahindra Bank, Ltd.	9,041	207,541
Larsen & Toubro, Ltd.	27,238	631,741
Laurus Labs, Ltd.(3)	50,204	389,874
Lupin, Ltd.	27,586	272,345
Security	Shares	Value
India (continued)
Mahindra & Mahindra, Ltd.	47,285	$ 502,200
Maruti Suzuki India, Ltd.	6,387	633,990
Mphasis, Ltd.	4,679	207,205
Nestle India, Ltd.	1,800	410,618
Petronet LNG, Ltd.	70,400	179,420
Piramal Enterprises, Ltd.	4,358	124,906
Power Grid Corp. of India, Ltd.	104,973	299,271
Reliance Industries, Ltd.	90,312	3,125,154
Siemens, Ltd.	7,996	248,830
State Bank of India GDR(5)	1,968	125,236
Sun Pharmaceutical Industries, Ltd.	92,680	1,114,594
Tata Communications, Ltd.	33,686	543,506
Tata Consultancy Services, Ltd.	35,018	1,722,308
Tata Consumer Products, Ltd.	21,272	217,312
Tata Motors, Ltd.(1)	73,750	417,064
Tech Mahindra, Ltd.	27,077	532,935
Titan Co., Ltd.	14,500	483,339
UPL, Ltd.	25,559	257,784
Voltas, Ltd.	14,121	230,817
Wipro, Ltd.	61,583	479,956
WNS Holdings, Ltd. ADR(1)	2,400	205,176
Zydus Life Sciences, Ltd.	19,960	91,359
		$ 32,226,526
Indonesia — 2.6%
Ace Hardware Indonesia Tbk PT	1,613,500	$ 115,076
Adaro Energy Indonesia Tbk PT	8,410,800	1,569,800
Aneka Tambang Tbk	1,547,400	262,058
Astra Argo Lestari Tbk PT	213,500	186,173
Astra International Tbk PT	6,840,600	3,128,091
Bank Central Asia Tbk PT	1,714,000	952,736
Bank Mandiri Persero Tbk PT	900,000	493,616
Bank Negara Indonesia Persero Tbk PT	511,300	292,128
Bank Rakyat Indonesia Persero Tbk PT	2,181,428	704,568
Bukit Asam Tbk PT	1,322,400	302,170
Bumi Serpong Damai Tbk PT(1)	3,520,600	249,072
Charoen Pokphand Indonesia Tbk PT	1,280,500	503,101
Gudang Garam Tbk PT	100,500	220,915
Indah Kiat Pulp & Paper Tbk PT	912,300	500,936
Indocement Tunggal Prakarsa Tbk PT	315,500	235,869
Indofood CBP Sukses Makmur Tbk PT	340,600	174,034
Indofood Sukses Makmur Tbk PT	819,000	338,948
Jasa Marga (Persero) Tbk PT(1)	881,800	236,107
Kalbe Farma Tbk PT	11,037,700	1,237,377
Mitra Keluarga Karyasehat Tbk PT	935,900	141,204
Perusahaan Gas Negara Tbk PT(1)	2,389,000	232,792

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Indonesia (continued)
Semen Indonesia Persero Tbk PT	863,000	$ 398,271
Telkom Indonesia Persero Tbk PT	7,474,500	2,378,022
Transcoal Pacific Tbk PT(1)	204,900	146,937
Unilever Indonesia Tbk PT	1,096,200	278,779
United Tractors Tbk PT	680,600	1,208,071
Vale Indonesia Tbk PT	1,492,700	692,779
		$ 17,179,630
Jordan — 0.6%
Arab Bank PLC	347,526	$ 2,294,203
Arab Potash Co. PLC	16,692	731,395
Capital Bank of Jordan	58,560	173,671
Jordan Islamic Bank	32,236	171,104
Jordan Petroleum Refinery	102,741	539,208
Jordanian Electric Power Co.	99,148	181,875
		$ 4,091,456
Kazakhstan — 0.2%
Halyk Savings Bank of Kazakhstan JSC GDR(5)	78,555	$ 768,617
Kcell JSC GDR(1)(5)	203,224	728,741
		$ 1,497,358
Kenya — 0.6%
ABSA Bank Kenya PLC(1)	1,204,620	$ 130,367
East African Breweries, Ltd.	629,576	821,910
Equity Group Holdings PLC(1)	1,017,400	442,376
KCB Group PLC	736,960	281,578
Safaricom PLC	6,618,700	1,944,676
		$ 3,620,907
Kuwait — 1.3%
Agility Public Warehousing Co. KSC	373,148	$ 1,349,869
Boubyan Petrochemicals Co. KSCP	224,326	737,057
Gulf Bank KSCP	172,934	182,547
Humansoft Holding Co. KSC	26,414	280,267
Kuwait Finance House KSCP	421,313	1,483,512
Kuwait International Bank KSCP	172,480	142,862
Mabanee Co. KPSC	201,624	609,260
Mobile Telecommunications Co. KSCP	553,143	1,142,722
National Bank of Kuwait SAK	618,010	2,233,143
National Industries Group Holding SAK(1)	363,372	335,415
		$ 8,496,654
Security	Shares	Value
Lebanon — 0.0%
Bank Audi SAL GDR(1)(4)(5)	15,000	$ 0
		$ 0
Lithuania — 0.4%
Apranga PVA(1)	257,243	$ 598,972
Klaipedos Nafta AB	1,576,663	518,155
Panevezio Statybos Trestas(1)	201,949	130,751
Rokiskio Suris	177,000	526,206
Siauliu Bankas AB	1,523,204	1,104,784
		$ 2,878,868
Malaysia — 2.3%
Axiata Group Bhd	392,075	$ 353,206
Bumi Armada Bhd(1)	1,308,600	126,970
Bursa Malaysia Bhd	54,200	91,053
Careplus Group Bhd	270,100	42,380
CIMB Group Holdings Bhd	147,724	187,131
D&O Green Technologies Bhd	123,200	130,228
Dialog Group Bhd	1,488,850	967,999
Digi.com Bhd	243,800	225,751
Fraser & Neave Holdings Bhd	26,000	129,702
Gamuda Bhd	306,800	251,914
Genting Bhd	509,700	565,905
Genting Malaysia Bhd	569,900	402,188
Globetronics Technology Bhd	629,566	226,192
Hartalega Holdings Bhd	329,400	380,097
Hong Leong Bank Bhd	26,500	127,082
IHH Healthcare Bhd	987,000	1,450,821
IJM Corp. Bhd	448,340	177,863
Inari Amertron Bhd	1,714,650	1,240,374
Kossan Rubber Industries Bhd	500,400	233,152
KPJ Healthcare Bhd	870,300	208,571
Kuala Lumpur Kepong Bhd	39,450	236,484
Magnum Bhd	530,319	229,299
Mah Sing Group Bhd	659,800	106,535
Malayan Banking Bhd	188,486	400,573
Malaysia Airports Holdings Bhd(1)	54,400	89,836
Malaysian Pacific Industries Bhd	11,700	100,206
MISC Bhd	55,240	96,444
MR DIY Group M Bhd(3)	142,800	117,341
My EG Services Bhd	4,703,200	1,137,503
Petronas Dagangan Bhd	122,000	591,549
Petronas Gas Bhd	50,974	201,766
PPB Group Bhd	21,360	86,880
Press Metal Aluminium Holdings Bhd	503,200	740,773
Public Bank Bhd	342,790	380,250

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Malaysia (continued)
RHB Bank Bhd	70,159	$ 99,449
Riverstone Holdings, Ltd.	237,000	172,859
Sapura Energy Bhd(1)	8,974,600	74,448
Sime Darby Bhd	217,645	123,965
Sime Darby Plantation Bhd	207,609	244,868
Sunway Bhd	243,900	101,500
Sunway Real Estate Investment Trust	512,000	171,553
Supermax Corp. Bhd	627,026	175,993
Telekom Malaysia Bhd	119,100	138,345
Tenaga Nasional Bhd	117,331	251,142
Top Glove Corp. Bhd	1,058,020	483,249
UMW Holdings Bhd	92,500	72,259
VS Industry Bhd	1,701,750	415,002
Yinson Holdings Bhd	160,000	182,129
		$ 14,740,779
Mauritius — 0.6%
Alteo, Ltd.	549,922	$ 408,098
Attitude Property, Ltd.	257,083	63,736
CIEL, Ltd.	4,076,148	632,193
CIM Financial Services, Ltd.	851,674	188,619
ENL, Ltd.	508,787	274,636
IBL, Ltd.	160,284	195,757
Lavastone, Ltd.	2,649,077	176,388
MCB Group, Ltd.	93,106	665,469
Phoenix Beverages, Ltd.	30,351	409,514
Rogers & Co., Ltd.	608,300	383,373
SBM Holdings, Ltd.(1)	1,530,791	169,778
Terra Mauricia, Ltd.	84,900	61,066
United Basalt Products, Ltd.	92,208	328,675
		$ 3,957,302
Mexico — 5.2%
Alfa SAB de CV, Series A	846,820	$ 643,737
Alsea SAB de CV(1)	62,500	154,946
America Movil SAB de CV, Series L	4,966,990	5,261,663
Arca Continental SAB de CV	70,900	481,186
Cemex SAB de CV, Series CPO(1)	2,646,718	1,414,510
Coca-Cola Femsa SAB de CV, Series L	82,400	453,759
Concentradora Fibra Danhos S.A. de CV	357,100	424,427
Corporacion Inmobiliaria Vesta SAB de CV	317,100	605,663
El Puerto de Liverpool SAB de CV	71,700	366,539
Fibra Uno Administracion S.A. de CV	723,967	848,086
Fomento Economico Mexicano SAB de CV, Series UBD	251,500	2,088,120
GCC SAB de CV	33,100	238,357
Genomma Lab Internacional SAB de CV	245,700	269,171
Security	Shares	Value
Mexico (continued)
Grupo Aeroportuario del Centro Norte SAB de CV	78,300	$ 582,821
Grupo Aeroportuario del Pacifico SAB de CV, Class B	114,300	1,842,534
Grupo Aeroportuario del Sureste SAB de CV, Class B	70,364	1,562,902
Grupo Bimbo SAB de CV, Series A	300,008	905,002
Grupo Carso SAB de CV, Series A-1	277,900	1,044,954
Grupo Elektra SAB de CV(2)	20,719	1,342,245
Grupo Financiero Banorte SAB de CV, Class O	149,800	1,128,358
Grupo Financiero Inbursa SAB de CV, Class O(1)(2)	266,716	557,837
Grupo Mexico SAB de CV, Series B	560,156	3,344,320
Grupo Televisa SAB, Series CPO(2)	260,471	611,563
Industrias Penoles SAB de CV(2)	22,649	285,817
Kimberly-Clark de Mexico SAB de CV, Class A	243,410	343,271
Macquarie Mexico Real Estate Management S.A. de CV(3)	288,800	347,170
Nemak SAB de CV(1)(3)	660,416	178,302
Operadora de Sites Mexicanos SA de CV	409,464	521,866
Orbia Advance Corp., SAB de CV	185,467	490,569
PLA Administradora Industrial S de RL de CV	315,400	441,465
Prologis Property Mexico S.A. de CV	221,700	581,168
Promotora y Operadora de Infraestructura SAB de CV	78,145	620,485
Ternium S.A. ADR	9,522	434,679
Wal-Mart de Mexico SAB de CV, Series V	835,964	3,425,813
		$ 33,843,305
Morocco — 0.6%
Attijariwafa Bank	13,579	$ 644,903
Bank of Africa	8,679	178,603
Banque Centrale Populaire	4,384	119,985
Co Sucrerie Marocaine et de Raffinage	21,862	546,478
Itissalat AI-Maghrib	57,814	772,017
Label Vie	406	203,946
LafargeHolcim Maroc S.A.	2,107	407,544
Managem S.A.(1)	1,189	241,548
Societe d'Exploitation des Ports	14,086	387,708
TAQA Morocco S.A.	1,079	119,902
		$ 3,622,634
Nigeria — 1.1%
Access Bank PLC(4)	32,908,148	$ 544,308
Dangote Cement PLC(4)	4,167,837	1,922,130
Dangote Sugar Refinery PLC(4)	4,385,654	119,067
FBN Holdings PLC(4)	21,879,762	448,132
Guaranty Trust Holding Co. PLC(4)	13,844,766	519,804
Lafarge Africa PLC(4)	3,044,633	122,350
Lekoil, Ltd.(1)(4)	1,110,205	6,928
MTN Nigeria Communications PLC(4)	1,288,600	467,504

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Nigeria (continued)
Nestle Nigeria PLC(4)	496,712	$ 1,177,554
Nigerian Breweries PLC(4)	5,467,425	380,893
Stanbic IBTC Holdings PLC(4)	3,647,728	211,291
Transnational Corp. of Nigeria PLC(4)	22,334,373	37,900
United Bank for Africa PLC(4)	20,664,553	269,772
Zenith Bank PLC(4)	17,411,456	660,002
		$ 6,887,635
Oman — 0.6%
Bank Dhofar SAOG	571,093	$ 170,276
Bank Muscat SAOG	806,349	1,066,910
Bank Nizwa SAOG	941,624	237,014
Dhofar International Development & Investment Holding SAOG(1)	286,164	121,192
National Bank of Oman SAOG	368,936	196,707
Oman Cement Co. SAOG	193,994	117,085
Oman Flour Mills Co. SAOG	110,680	206,356
Oman Telecommunications Co. SAOG	452,323	1,028,059
Omani Qatari Telecommunications Co. SAOG	371,124	320,718
Renaissance Services SAOG	128,153	142,899
Sembcorp Salalah Power & Water Co.	377,934	81,486
Sohar International Bank SAOG	1,180,249	356,233
		$ 4,044,935
Pakistan — 0.6%
Bank Alfalah, Ltd.	611,933	$ 113,289
Engro Corp., Ltd.	173,692	253,614
Fauji Fertilizer Co., Ltd.	369,388	228,426
Frieslandcampina Engro Pakistan, Ltd.(1)	186,100	85,379
Habib Bank, Ltd.	265,733	163,602
Hub Power Co., Ltd. (The)	149,215	58,137
Lucky Cement, Ltd.(1)	111,546	386,131
Mari Petroleum Co., Ltd.	35,322	340,017
MCB Bank, Ltd.	142,514	113,139
Meezan Bank, Ltd.	106,076	75,611
Millat Tractors, Ltd.	83,146	390,867
Nishat Mills, Ltd.	593,280	276,587
Oil & Gas Development Co., Ltd.	842,901	381,693
Pakistan Oilfields, Ltd.	29,277	59,661
Pakistan Petroleum, Ltd.	595,220	236,091
Pakistan State Oil Co., Ltd.	378,233	343,727
Searle Co., Ltd. (The)	182,943	122,693
TRG Pakistan	66,000	27,969
United Bank, Ltd.	92,992	69,114
		$ 3,725,747
Security	Shares	Value
Panama — 0.2%
Banco Latinoamericano de Comercio Exterior S.A., Class E	31,900	$ 497,002
Copa Holdings S.A., Class A(1)	11,108	929,073
		$ 1,426,075
Peru — 1.2%
Alicorp SAA	134,845	$ 203,477
Cia de Minas Buenaventura SAA ADR	100,556	1,012,599
Credicorp, Ltd.	10,796	1,855,509
Enel Generacion Peru SAA	233,930	146,286
Ferreycorp SAA	748,050	514,564
InRetail Peru Corp.(3)	12,657	474,891
Southern Copper Corp.	46,655	3,541,114
		$ 7,748,440
Philippines — 2.4%
Aboitiz Equity Ventures, Inc.	359,900	$ 413,946
Aboitiz Power Corp.	1,105,000	767,323
AC Energy Corp.	613,600	103,164
Alliance Global Group, Inc.	764,400	184,648
Ayala Corp.	30,528	485,137
Ayala Land, Inc.	811,008	547,590
Ayala Land, Inc. GDR, PFC Shares(1)(4)	3,534,608	0
Bank of the Philippine Islands	193,753	372,603
BDO Unibank, Inc.	241,429	616,709
Bloomberry Resorts Corp.(1)	1,119,700	147,693
Century Pacific Food, Inc.	1,007,500	457,159
Cosco Capital, Inc.	920,800	87,805
First Philippine Holdings Corp.	133,630	181,354
Globe Telecom, Inc.	15,745	772,743
International Container Terminal Services, Inc.	152,550	660,858
JG Summit Holdings, Inc.	487,172	576,969
Jollibee Foods Corp.	271,200	1,177,603
Manila Electric Co.	130,884	943,520
Megaworld Corp.	2,140,300	123,760
Metropolitan Bank & Trust Co.	159,419	175,187
Nickel Asia Corp.	2,508,588	379,379
Petron Corp.(1)	1,469,000	93,676
PLDT, Inc.	42,235	1,507,376
Puregold Price Club, Inc.	617,440	425,807
Robinsons Land Corp.	526,315	207,685
San Miguel Corp.	74,510	158,281
Semirara Mining & Power Corp.	841,720	498,943
SM Investments Corp.	63,130	1,107,852

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Philippines (continued)
SM Prime Holdings, Inc.	1,697,350	$ 1,237,455
Universal Robina Corp.	498,530	1,163,532
		$ 15,575,757
Poland — 2.4%
11 bit studios S.A.(1)	831	$ 116,546
Allegro.eu S.A.(1)(3)	110,000	921,359
AmRest Holdings SE(1)	15,687	74,934
Asseco Poland S.A.	53,648	1,027,840
Bank Millennium S.A.(1)	245,816	385,319
Bank Polska Kasa Opieki S.A.	24,237	647,855
Budimex S.A.	18,212	966,999
CCC S.A.(1)	12,600	176,664
CD Projekt S.A.(2)	18,361	753,693
Ciech S.A.	5,000	51,211
Cyfrowy Polsat S.A.	60,609	399,037
Dino Polska S.A.(1)(3)	18,288	1,475,966
Grupa Lotos S.A.(1)	28,977	403,122
KGHM Polska Miedz S.A.	31,448	1,277,162
LPP S.A.	508	1,374,569
Mabion S.A.(1)	20,058	142,048
mBank S.A.(1)	3,027	252,443
Orange Polska S.A.(1)	224,181	419,848
PGE S.A.(1)	258,129	555,977
Polski Koncern Naftowy ORLEN S.A.	97,659	1,752,537
Polskie Gornictwo Naftowe i Gazownictwo S.A.	475,514	699,041
Powszechna Kasa Oszczednosci Bank Polski S.A.(1)	93,339	879,495
Powszechny Zaklad Ubezpieczen S.A.	48,144	385,401
Santander Bank Polska S.A.	2,500	180,771
Tauron Polska Energia S.A.(1)	409,106	278,622
		$ 15,598,459
Qatar — 1.3%
Al Meera Consumer Goods Co.	27,717	$ 146,278
Barwa Real Estate Co.	735,909	702,408
Commercial Bank PSQC (The)	116,405	237,205
Gulf International Services QSC(1)	697,440	372,706
Industries Qatar	330,979	1,718,884
Masraf Al Rayan QSC	315,573	446,472
Medicare Group	133,820	259,892
Ooredoo QPSC	152,086	296,257
Qatar Electricity & Water Co. QSC	73,498	367,179
Qatar Gas Transport Co., Ltd.	913,437	894,055
Qatar Insurance Co.	126,000	83,054
Qatar International Islamic Bank	65,027	196,841
Qatar Islamic Bank	53,163	346,647
Security	Shares	Value
Qatar (continued)
Qatar National Bank QPSC	219,753	$ 1,383,723
Qatar National Cement Co. QSC	133,280	189,850
United Development Co. QSC	491,981	197,833
Vodafone Qatar QSC	665,921	290,513
		$ 8,129,797
Romania — 0.7%
Banca Transilvania S.A.	1,343,155	$ 731,409
BRD-Groupe Societe Generale S.A.	85,565	332,914
NEPI Rockcastle PLC	120,964	805,658
OMV Petrom S.A.	13,087,772	1,370,964
Societatea Energetica Electrica S.A.	51,840	106,731
Societatea Nationala de Gaze Naturale ROMGAZ S.A.	82,722	739,820
Societatea Nationala Nuclearelectrica S.A.	18,481	182,199
Transelectrica S.A.	17,232	76,979
Transgaz S.A. Medias	3,792	180,626
		$ 4,527,300
Russia(6) — 0.0%(7)
Aeroflot PJSC(1)(4)	91,240	$ 0
Etalon Group PLC GDR(4)(5)	78,319	0
Evraz PLC(4)	124,952	0
Federal Grid Co. Unified Energy System PJSC(4)	147,070,600	0
Gazprom PJSC ADR(4)	354,294	0
Globaltrans Investment PLC GDR(4)(5)(8)	136,358	0
Globaltrans Investment PLC GDR(4)(5)(8)	77	0
Inter RAO UES PJSC(4)	13,202,001	0
Lukoil PJSC ADR(4)	25,804	0
Magnit PJSC(4)	30,561	0
Magnitogorsk Iron & Steel Works PJSC(4)	240,670	0
MMC Norilsk Nickel PJSC ADR(4)	96,100	0
Mobile TeleSystems PJSC(4)	175,093	0
Moscow Exchange MICEX-RTS PJSC(4)	55,681	0
Mosenergo PJSC(4)	5,882,962	0
Novatek PJSC GDR(4)(5)	6,484	0
Novolipetsk Steel PJSC GDR(4)(5)	20,548	0
OGK-2 PJSC(4)	20,114,000	0
PhosAgro PJSC GDR(4)(5)	17,387	0
PIK Group PJSC(4)	83,050	0
QIWI PLC ADR(2)(4)	13,700	0
Raspadskaya OJSC(4)	53,173	0
Rosneft Oil Co. PJSC GDR(4)(5)	111,200	0
Rosseti PJSC(4)	8,208,873	0
Rostelecom PJSC(4)	154,538	0
RusHydro PJSC(4)	51,763,952	0
Sberbank of Russia PJSC(4)	371,510	0

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Russia (continued)
Severstal PAO GDR(4)(5)	40,244	$ 0
Sistema PJSFC(4)	595,500	0
Surgutneftegas PJSC ADR(4)	46,405	0
Surgutneftegas PJSC, PFC Shares(4)	388,817	0
Tatneft PJSC ADR(4)	15,376	0
Transneft PJSC, PFC Shares(4)	70	0
Unipro PJSC(4)	5,780,000	0
VEON, Ltd. ADR(1)	97,500	66,573
VK Co., Ltd. GDR(1)(4)	29,865	0
X5 Retail Group NV GDR(4)(5)	54,820	0
Yandex NV, Class A(1)(4)	90,000	0
		$ 66,573
Saudi Arabia — 5.2%
Abdullah Al Othaim Markets Co.	13,931	$ 433,658
Advanced Petrochemical Co.	6,812	127,490
Al Babtain Power & Telecommunication Co.(1)	16,768	127,899
Al Hammadi Co. for Development and Investment	31,670	381,396
Al Jouf Agricultural Development Co.(1)	5,930	87,099
Al Rajhi Bank	34,790	1,484,968
Alandalus Property Co.	23,113	110,480
Aldrees Petroleum and Transport Services Co.	25,165	519,772
Alinma Bank	44,317	457,007
Almarai Co. JSC	100,001	1,360,610
Arabian Centres Co., Ltd.	49,400	289,739
Arriyadh Development Co.	42,294	310,188
Aseer Trading Tourism & Manufacturing Co.(1)	25,344	127,505
Ayyan Investment Co.(1)	15,815	79,894
Bank AlBilad(1)	12,503	205,505
Banque Saudi Fransi	14,851	211,707
Batic Investments and Logistic Co.(1)	11,600	70,051
Bawan Co.	29,236	257,703
BinDawood Holding Co.	8,228	209,511
Dallah Healthcare Co.	15,898	427,444
Dar Al Arkan Real Estate Development Co.(1)	256,964	744,651
Dr Sulaiman Al Habib Medical Services Group Co.	33,300	1,683,469
Dur Hospitality Co.(1)	23,004	172,173
Emaar Economic City(1)	151,471	469,338
Etihad Etisalat Co.	44,585	492,558
Fawaz Abdulaziz Al Hokair & Co.(1)	41,797	165,252
Herfy Food Services Co.	12,431	185,774
Jadwa REIT Saudi Fund	53,274	206,623
Jarir Marketing Co.	25,675	1,345,280
Leejam Sports Co. JSC	13,120	439,113
Maharah Human Resources Co.	6,400	135,113
Middle East Healthcare Co.(1)	21,820	187,710
Security	Shares	Value
Saudi Arabia (continued)
Mouwasat Medical Services Co.	18,266	$ 1,032,220
National Agriculture Development Co. (The)(1)	21,203	170,545
National Gas & Industrialization Co.	15,924	214,462
National Medical Care Co.	12,793	281,894
Rabigh Refining & Petrochemical Co.(1)	18,860	140,858
Riyad Bank	44,209	441,144
Riyad REIT Fund	60,724	174,063
SABIC Agri-Nutrients Co.	7,322	353,292
Sahara International Petrochemical Co.	26,550	377,176
Saudi Airlines Catering Co.(1)	19,439	443,294
Saudi Arabian Mining Co.(1)	16,847	598,136
Saudi Arabian Oil Co.(3)	385,399	4,420,792
Saudi Automotive Services Co.	34,664	366,877
Saudi Basic Industries Corp.	36,275	1,260,801
Saudi Ceramic Co.	14,766	206,314
Saudi Chemical Co. Holding	20,561	189,092
Saudi Co. for Hardware CJSC(1)	7,800	91,055
Saudi Electricity Co.	277,959	1,953,511
Saudi Ground Services Co.(1)	47,512	422,488
Saudi Industrial Investment Group	13,394	124,389
Saudi Industrial Services Co.	15,031	113,655
Saudi Kayan Petrochemical Co.(1)	56,284	336,434
Saudi National Bank (The)	53,194	1,000,896
Saudi Public Transport Co.(1)	35,777	212,658
Saudi Real Estate Co.(1)	60,549	339,751
Saudi Research & Media Group(1)	4,167	278,222
Saudi Telecom Co.	82,893	2,371,831
Saudia Dairy & Foodstuff Co.	4,822	221,058
Savola Group (The)	59,642	577,834
Seera Group Holding(1)	85,901	480,043
United Electronics Co.	14,173	501,041
United International Transportation Co.	24,521	336,245
Yanbu National Petrochemical Co.	14,293	253,712
		$ 33,792,463
Slovenia — 0.7%
Cinkarna Celje DD	173	$ 52,997
Krka dd Novo mesto	29,540	3,139,695
Luka Koper	1,451	38,964
Nova Ljubljanska Banka DD(3)	1,700	131,547
Petrol	622	372,821
Pozavarovalnica Sava DD	13,734	439,343
Zavarovalnica Triglav DD	3,019	134,769
		$ 4,310,136

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
South Africa — 4.8%
Altron, Ltd., A Shares	163,786	$ 93,973
Anglo American Platinum, Ltd.	3,440	470,531
AngloGold Ashanti, Ltd.	22,269	528,400
AngloGold Ashanti, Ltd. ADR	5,299	125,533
Aspen Pharmacare Holdings, Ltd.	207,502	2,810,134
AVI, Ltd.	44,358	218,602
Barloworld, Ltd.	20,980	166,490
Bid Corp., Ltd.	44,213	963,565
Bidvest Group, Ltd. (The)	178,962	2,732,246
Clicks Group, Ltd.	35,599	753,611
Discovery, Ltd.(1)	21,152	263,484
Equites Property Fund, Ltd.	272,285	425,148
Exxaro Resources, Ltd.	36,655	554,216
FirstRand, Ltd.	353,282	1,864,679
Fortress REIT, Ltd., Class A	454,103	385,942
Gold Fields, Ltd.	38,870	601,925
Growthpoint Properties, Ltd.	428,939	431,651
Hyprop Investments, Ltd.	154,616	368,305
Impala Platinum Holdings, Ltd.	54,907	845,145
KAP Industrial Holdings, Ltd.(2)	1,060,462	353,959
Kumba Iron Ore, Ltd.	7,137	317,029
Life Healthcare Group Holdings, Ltd.	312,757	498,693
Mediclinic International PLC(1)	148,487	699,260
MiX Telematics, Ltd. ADR	11,300	126,673
Momentum Metropolitan Holdings(2)	137,550	162,607
Mr Price Group, Ltd.	16,841	248,655
MTN Group, Ltd.	205,432	2,658,111
MultiChoice Group, Ltd.	52,660	472,825
Naspers, Ltd., Class N	26,631	3,007,766
Net 1 UEPS Technologies, Inc.(1)(2)	20,900	122,683
Netcare, Ltd.	234,904	258,596
Pick'n Pay Stores, Ltd.	61,328	225,946
PSG Group, Ltd.(1)	80,401	527,067
Redefine Properties, Ltd.	1,436,323	453,864
Resilient REIT, Ltd.	127,790	532,506
Reunert, Ltd.	55,719	171,646
Sanlam, Ltd.	47,771	235,178
Santam, Ltd.	7,291	143,420
Sasol, Ltd.(1)	27,126	655,800
Shoprite Holdings, Ltd.	75,842	1,224,135
Sibanye Stillwater, Ltd.	104,320	419,468
SPAR Group, Ltd. (The)	30,000	348,118
Standard Bank Group, Ltd.	30,572	379,824
Telkom S.A. SOC, Ltd.(1)	68,155	208,053
Tiger Brands, Ltd.	29,568	327,560
Vodacom Group, Ltd.(2)	87,296	953,903
Security	Shares	Value
South Africa (continued)
Vukile Property Fund, Ltd.	512,342	$ 491,732
Woolworths Holdings, Ltd.	68,586	270,200
		$ 31,098,857
South Korea — 4.7%
Alteogen, Inc.(1)	2,400	$ 110,852
AMOREPACIFIC Corp.	3,554	465,891
AMOREPACIFIC Group	5,071	182,566
BGF Retail Co., Ltd.	905	129,989
Bukwang Pharmaceutical Co., Ltd.	8,877	92,586
Celltrion Healthcare Co., Ltd.	5,449	290,257
Celltrion Pharm, Inc.(1)	2,045	164,182
Celltrion, Inc.	6,818	959,824
Chabiotech Co., Ltd.(1)	12,772	198,665
Cheil Worldwide, Inc.	11,267	217,961
CJ CheilJedang Corp.	810	245,552
CJ Corp.	1,100	76,088
Coupang, Inc.(1)	6,700	118,456
Coway Co., Ltd.	3,444	194,125
Daewoo Industrial Development Co., Ltd.(1)	3,501	7,640
DL E&C Co., Ltd.	2,368	256,322
DL Holdings Co., Ltd.	1,888	94,747
Dong-A ST Co., Ltd.	3,213	185,000
E-MART, Inc.	1,921	221,861
Genexine Inc.(1)	2,500	94,254
Green Cross Corp.	1,341	222,501
GS Engineering & Construction Corp.	6,207	235,709
GS Holdings Corp.	11,483	414,713
Hana Financial Group, Inc.	6,353	252,679
Hankook Tire and Technology Co., Ltd.	5,992	165,439
Hanmi Pharm Co., Ltd.	1,309	294,889
Hanmi Science Co., Ltd.	3,121	114,398
Hanwha Corp.	6,800	175,075
Hanwha Solutions Corp.(1)	9,753	287,413
Hotel Shilla Co., Ltd.	2,448	162,842
Hugel, Inc.(1)	1,400	159,603
Hyosung TNC Corp.	213	80,880
Hyundai Engineering & Construction Co., Ltd.	3,203	125,395
Hyundai Glovis Co., Ltd.	1,372	216,337
Hyundai Mobis Co., Ltd.	2,818	496,674
Hyundai Motor Co.	6,125	903,688
Kakao Corp.	5,069	440,590
Kangwon Land, Inc.(1)	9,384	214,030
KB Financial Group, Inc.	4,943	247,713
Kia Corp.	10,062	609,437
KIWOOM Securities Co., Ltd.	2,085	168,556

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
South Korea (continued)
Korea Shipbuilding & Offshore Engineering Co., Ltd.(1)	1,784	$ 129,769
Korea Zinc Co., Ltd.	995	478,944
Korean Air Lines Co., Ltd.(1)	6,176	152,689
KT&G Corp.	9,317	619,860
Kumho Petrochemical Co., Ltd.	1,229	155,758
LG Chem, Ltd.	1,592	695,651
LG Corp.	5,307	333,270
LG Display Co., Ltd.	8,289	139,729
LG Electronics, Inc.	4,500	442,635
LG Household & Health Care, Ltd.	582	410,550
LG Innotek Co., Ltd.	1,400	442,037
LG Uplus Corp.	22,484	258,667
Lotte Chemical Corp.	827	141,938
LS Corp.	3,961	171,566
MedPacto, Inc.(1)	2,253	65,750
Mezzion Pharma Co., Ltd.(1)	1,301	78,062
Naver Corp.	5,654	1,571,410
NCSoft Corp.	883	338,636
Nong Shim Co., Ltd.	480	118,087
Orion Corp. of Republic of Korea	2,576	187,575
Pharmicell Co., Ltd.(1)	12,700	118,026
POSCO Holdings, Inc.	3,029	726,577
S1 Corp.	2,867	168,181
Samsung Biologics Co., Ltd.(1)(3)	1,264	858,858
Samsung C&T Corp.	4,158	388,234
Samsung Electro-Mechanics Co., Ltd.	1,336	179,886
Samsung Electronics Co., Ltd.	93,282	5,337,873
Samsung SDI Co., Ltd.	1,221	594,248
Samsung SDS Co., Ltd.	659	74,764
SD Biosensor, Inc.	4,109	188,467
Seegene, Inc.	3,878	162,508
Shin Poong Pharmaceutical Co., Ltd.(1)	9,710	306,872
Shinhan Financial Group Co., Ltd.	5,915	200,925
Shinsegae, Inc.	779	163,610
SK Biopharmaceuticals Co., Ltd.(1)	3,612	266,038
SK Bioscience Co., Ltd.(1)	2,345	300,830
SK Chemicals Co., Ltd.	1,155	128,503
SK Hynix, Inc.	9,559	919,568
SK Inc.	1,665	329,950
SK Innovation Co., Ltd.(1)	6,825	1,197,289
SK Square Co., Ltd.(1)	2,041	94,932
SK Telecom Co., Ltd.	3,158	147,662
S-Oil Corp.	4,000	317,376
Yuhan Corp.	6,408	307,437
Zyle Motors Corp.(1)	4,895	5,634
		$ 30,712,210
Security	Shares	Value
Sri Lanka — 0.3%
Access Engineering PLC	1,978,107	$ 101,071
Ceylon Tobacco Co. PLC	96,609	195,368
Chevron Lubricants Lanka PLC	216,091	63,136
Commercial Bank of Ceylon PLC	370,657	78,765
Dialog Axiata PLC	9,641,167	327,158
Hatton National Bank PLC	297,576	108,212
Hemas Holdings PLC	342,755	53,290
John Keells Holdings PLC	1,681,224	824,065
National Development Bank PLC	493,898	93,976
Nations Trust Bank PLC	314,289	48,168
Nestle Lanka PLC	15,593	50,005
Sampath Bank PLC	534,947	83,533
Teejay Lanka PLC	1,870,121	250,461
		$ 2,277,208
Taiwan — 7.0%
Accton Technology Corp.	13,000	$ 99,957
Advantech Co., Ltd.	15,357	196,779
AirTAC International Group	15,000	482,263
ASE Technology Holding Co., Ltd.	77,247	275,267
Asia Cement Corp.	219,967	371,436
Asustek Computer, Inc.	18,174	235,784
AU Optronics Corp.	182,000	124,134
Catcher Technology Co., Ltd.	27,100	135,956
Cathay Financial Holding Co., Ltd.	90,351	201,676
Chailease Holding Co., Ltd.	13,000	114,027
Cheng Loong Corp.	97,000	117,923
Cheng Shin Rubber Industry Co., Ltd.	394,010	485,059
China Airlines, Ltd.(1)	272,963	249,660
China Development Financial Holding Corp.	184,000	122,124
China Petrochemical Development Corp.(1)	407,426	171,270
China Steel Corp.	722,815	974,528
CHO Pharma, Inc.(1)	28,701	225,730
Chung Hung Steel Corp.	89,000	141,255
Chunghwa Telecom Co., Ltd.	490,780	2,173,602
Compal Electronics, Inc.	138,000	128,551
CTBC Financial Holding Co., Ltd.	182,000	185,477
Delta Electronics, Inc.	46,356	429,800
E Ink Holdings, Inc.	25,000	158,970
E.Sun Financial Holding Co., Ltd.	148,578	170,464
Eclat Textile Co., Ltd.	25,000	413,867
EirGenix, Inc.(1)	87,000	278,563
Eternal Materials Co., Ltd.	95,000	119,811
EVA Airways Corp.(1)	223,334	246,865
Evergreen Marine Corp.	570,283	2,650,765
Far Eastern Department Stores, Ltd.	288,642	213,195

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
Far Eastern New Century Corp.	564,313	$ 596,342
Far EasTone Telecommunications Co., Ltd.	220,776	565,687
Feng Hsin Steel Co., Ltd.	40,000	134,359
Feng TAY Enterprise Co., Ltd.	66,000	438,895
First Financial Holding Co., Ltd.	178,330	176,350
Formosa Chemicals & Fibre Corp.	213,755	586,687
Formosa Petrochemical Corp.	217,153	712,722
Formosa Plastics Corp.	245,959	909,693
Formosa Taffeta Co., Ltd.	193,000	189,460
Fubon Financial Holding Co., Ltd.	55,211	146,597
Gamania Digital Entertainment Co., Ltd.	52,000	123,598
Giant Manufacturing Co., Ltd.	46,531	421,190
Globalwafers Co., Ltd.	7,000	162,925
Golden Biotechnology Corp.(1)	45,453	254,119
Great Wall Enterprise Co., Ltd.	170,098	320,242
Highwealth Construction Corp.	195,811	309,169
Hiwin Technologies Corp.	37,101	307,937
Hon Hai Precision Industry Co., Ltd.	213,806	785,059
Hotai Motor Co., Ltd.	42,000	870,696
Hua Nan Financial Holdings Co., Ltd.	155,203	131,286
Huaku Development Co., Ltd.	86,000	270,272
Innolux Corp.	453,000	262,361
International Games System Co., Ltd.	9,000	239,568
Kinpo Electronics, Inc.	229,000	133,984
Largan Precision Co., Ltd.	2,042	133,484
Lien Hwa Industrial Holdings Corp.	198,000	441,858
Lite-On Technology Corp.	57,000	134,678
Makalot Industrial Co., Ltd.	38,000	270,655
MediaTek, Inc.	27,664	860,918
Medigen Vaccine Biologics Corp.(1)	52,925	492,364
Mega Financial Holding Co., Ltd.	178,688	266,817
Merida Industry Co., Ltd.	44,907	394,081
Micro-Star International Co.	22,000	98,772
momo.com, Inc.	9,000	292,534
Nan Kang Rubber Tire Co., Ltd.	100,819	148,341
Nan Ya Plastics Corp.	317,378	1,027,392
Nan Ya Printed Circuit Board Corp.	7,000	125,652
Nanya Technology Corp.	51,165	122,053
Nien Made Enterprise Co., Ltd.	26,000	302,703
Novatek Microelectronics Corp.	15,479	227,599
OBI Pharma, Inc.(1)	46,742	180,554
Parade Technologies, Ltd.	2,000	124,996
Pegatron Corp.	81,486	205,187
Pegavision Corp.	22,000	385,083
Pharmally International Holding Co., Ltd.(1)(4)	38,000	0
Polaris Group(1)	80,000	333,187
Security	Shares	Value
Taiwan (continued)
Pou Chen Corp.	501,309	$ 548,810
Powerchip Semiconductor Manufacturing Corp.	62,000	114,001
President Chain Store Corp.	87,716	804,536
Quanta Computer, Inc.	80,000	244,996
Radiant Opto-Electronics Corp.	41,350	148,528
Realtek Semiconductor Corp.	17,542	260,583
Ruentex Development Co., Ltd.	246,759	676,440
Ruentex Industries, Ltd.	107,920	431,889
Sanyang Motor Co., Ltd.	377,000	377,525
Simplo Technology Co., Ltd.	12,652	136,588
Sino-American Silicon Products, Inc.	18,000	110,241
Synnex Technology International Corp.	117,569	306,885
TA Chen Stainless Pipe Co.	118,000	199,577
Tainan Spinning Co., Ltd.	516,407	417,815
Taiwan Cement Corp.	329,565	571,625
Taiwan Fertilizer Co., Ltd.	53,000	134,853
Taiwan High Speed Rail Corp.	159,000	159,736
Taiwan Mobile Co., Ltd.	220,858	808,194
Taiwan Semiconductor Manufacturing Co., Ltd.	311,747	6,395,026
TCI Co., Ltd.	38,000	250,584
TTY Biopharm Co., Ltd.	167,780	403,414
Tung Ho Steel Enterprise Corp.	49,000	119,341
Unimicron Technology Corp.	32,000	272,750
Uni-President Enterprises Corp.	624,588	1,425,412
United Microelectronics Corp.	252,323	463,372
Vanguard International Semiconductor Corp.	54,544	234,867
Voltronic Power Technology Corp.	6,000	302,793
Walsin Lihwa Corp.	326,980	332,517
Win Semiconductors Corp.	11,000	101,229
Yageo Corp.	14,362	214,383
Yang Ming Marine Transport Corp.(1)	151,000	647,359
YFY, Inc.	101,000	119,795
Yieh Phui Enterprise Co., Ltd.(1)	242,348	206,612
Yuanta Financial Holding Co., Ltd.	104,694	95,914
YungShin Global Holding Corp.	59,000	86,893
		$ 45,637,947
Thailand — 4.7%
Advanced Info Service PCL(9)	140,900	$ 984,512
Airports of Thailand PCL(1)(9)	734,000	1,455,584
Amata Corp. PCL(9)	203,300	134,680
AP Thailand PCL(9)	549,560	181,322
Bangkok Bank PCL(9)	64,400	263,589
Bangkok Chain Hospital PCL(9)	959,400	594,395
Bangkok Dusit Medical Services PCL(9)	2,493,000	1,869,568
Bangkok Expressway & Metro PCL(9)	1,324,754	345,561

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Thailand (continued)
Banpu PCL(9)	927,600	$ 305,835
Berli Jucker PCL(9)	219,700	237,582
BTS Group Holdings PCL(9)	1,033,700	285,165
Bumrungrad Hospital PCL(9)	329,600	1,546,442
Central Pattana PCL(9)	276,500	488,340
Central Retail Corp. PCL(9)	705,000	838,991
CH. Karnchang PCL(9)	194,800	117,994
Charoen Pokphand Foods PCL(9)	487,600	352,853
Chularat Hospital PCL(9)	5,372,700	623,718
CP ALL PCL(9)	474,700	924,820
Delta Electronics (Thailand) PCL(9)	354,300	4,100,569
Electricity Generating PCL(9)	33,200	169,248
Energy Absolute PCL(9)	172,800	507,164
Global Power Synergy PCL(9)	76,700	165,913
Gulf Energy Development PCL(9)	418,400	641,742
Hana Microelectronics PCL(9)	534,100	776,544
Home Product Center PCL(9)	912,260	434,341
Indorama Ventures PCL(9)	346,871	482,935
Jasmine International PCL(1)(9)	2,504,800	306,002
Kasikornbank PCL(9)	83,600	403,488
Kiatnakin Phatra Bank PCL(9)	144,700	298,959
Krung Thai Bank PCL(9)	407,925	168,413
Land & Houses PCL(9)	1,034,900	295,236
Mega Lifesciences PCL(9)	487,100	664,831
Minor International PCL(1)(9)	1,555,236	1,557,401
PTT Exploration & Production PCL(9)	222,916	960,463
PTT Global Chemical PCL(9)	306,705	466,295
PTT PCL(9)	1,435,900	1,654,773
Quality House PCL(9)	3,330,683	230,094
Ratch Group PCL(9)	101,600	134,366
Siam Cement PCL(9)	50,911	584,697
Siam Commercial Bank PCL(9)	78,000	265,983
Siam Global House PCL(9)	521,018	356,439
Star Petroleum Refining PCL(9)	362,600	105,236
Supalai PCL(9)	314,400	204,850
SVI PCL(9)	794,000	198,661
Thai Beverage PCL(2)	714,200	375,807
Thai Oil PCL(9)	175,500	271,583
Thai Union Group PCL(9)	480,092	272,359
TOA Paint Thailand PCL(9)	174,300	155,705
Total Access Communication PCL(9)	96,800	143,163
TPI Polene PCL(9)	2,914,200	142,542
True Corp. PCL(9)	4,118,582	636,058
TTW PCL(9)	544,700	181,967
Security	Shares	Value
Thailand (continued)
VGI PCL(9)	1,361,600	$ 208,326
WHA Corp. PCL(9)	3,200,800	324,294
		$ 30,397,398
Tunisia — 0.7%
Attijari Bank	28,110	$ 298,469
Banque de Tunisie	118,510	243,186
Banque Internationale Arabe de Tunisie	37,272	818,996
Banque Nationale Agricole	25,291	72,127
Carthage Cement(1)	469,841	210,680
Euro Cycles S.A.	38,028	382,368
Poulina Group	112,565	384,290
Societe d'Articles Hygieniques S.A.	120,815	408,447
Societe Frigorifique et Brasserie de Tunis S.A.	190,193	1,105,331
Telnet Holding	121,453	342,660
Union Internationale de Banques S.A.	42,491	207,673
		$ 4,474,227
Turkey — 5.4%
Akbank T.A.S.	653,709	$ 322,157
Aksa Akrilik Kimya Sanayii AS	99,477	294,637
Aksa Enerji Uretim AS(1)	848,574	825,545
Anadolu Efes Biracilik ve Malt Sanayii AS	167,152	305,485
Arcelik AS	290,417	1,196,271
Aselsan Elektronik Sanayi Ve Ticaret AS	158,725	260,768
Aydem Yenilenebilir Enerji AS(1)	330,373	173,824
Aygaz AS	266,526	484,353
BIM Birlesik Magazalar AS	359,576	2,073,393
Coca-Cola Icecek AS	48,719	388,300
Deva Holding AS	120,294	262,556
Dogan Sirketler Grubu Holding AS	691,379	155,746
Dogus Otomotiv Servis ve Ticaret AS	36,493	153,105
EGE Endustri VE Ticaret AS	1,386	174,109
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	5,468,473	871,149
Enerjisa Enerji AS(3)	470,314	520,373
Enka Insaat ve Sanayi AS	563,812	616,660
Eregli Demir ve Celik Fabrikalari TAS	652,452	1,430,331
Esenboga Elektrik Uretim AS	49,473	100,974
Ford Otomotiv Sanayi AS	86,665	1,761,720
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	197,041	202,328
Gubre Fabrikalari TAS(1)	57,704	313,803
Haci Omer Sabanci Holding AS	401,772	479,311
Hektas Ticaret TAS(1)	233,312	280,888
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	196,651	116,178
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	183,692	210,189

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Turkey (continued)
Is Gayrimenkul Yatirim Ortakligi AS(1)	3,024,596	$ 2,316,171
Iskenderun Demir ve Celik AS	96,065	179,007
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	624,718	646,430
KOC Holding AS	325,100	878,565
Kordsa Teknik Tekstil AS	61,320	148,656
Koza Altin Isletmeleri AS(1)	11,800	114,847
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	124,600	219,591
Logo Yazilim Sanayi Ve Ticaret AS	204,095	633,813
Mavi Giyim Sanayi Ve Ticaret AS, Class B(3)	43,931	229,619
Migros Ticaret AS(1)	41,518	129,285
MLP Saglik Hizmetleri AS(1)(3)	257,375	530,732
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	3,046,664	350,182
Otokar Otomotiv Ve Savunma Sanayi AS	5,520	160,624
Pegasus Hava Tasimaciligi AS(1)	20,748	151,960
Petkim Petrokimya Holding AS(1)	631,618	388,328
RTA Laboratuarlari Biyolojik Urunleri Ilac Sanayi Ve Ticaret AS(1)	187,777	209,389
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	112,202	148,061
Sasa Polyester Sanayi AS(1)	122,872	499,005
Selcuk Ecza Deposu Ticaret ve Sanayi AS	204,959	169,297
Sinpas Gayrimenkul Yatirim Ortakligi AS(1)	1,251,275	595,018
Sok Marketler Ticaret AS	150,107	127,682
TAV Havalimanlari Holding AS(1)	85,153	236,291
Tekfen Holding AS(1)	62,617	90,833
Tofas Turk Otomobil Fabrikasi AS	105,830	560,435
Turk Hava Yollari AO(1)	291,017	639,883
Turk Telekomunikasyon AS	788,817	559,590
Turk Traktor ve Ziraat Makineleri AS	9,065	143,312
Turkcell Iletisim Hizmetleri AS	1,805,235	2,772,195
Turkiye Garanti Bankasi AS	204,243	169,697
Turkiye Is Bankasi AS, Class C	321,340	193,202
Turkiye Petrol Rafinerileri AS(1)	364,653	5,318,555
Turkiye Sise ve Cam Fabrikalari AS	358,253	371,697
Turkiye Vakiflar Bankasi TAO(1)	535,128	130,456
Vakif Gayrimenkul Yatirim Ortakligi AS(1)	917,389	118,996
Vestel Elektronik Sanayi ve Ticaret AS	88,858	155,548
Yapi ve Kredi Bankasi AS	1,188,286	330,173
Ziraat Gayrimenkul Yatirim Ortakligi AS(1)	2,610,938	514,974
		$ 35,106,252
United Arab Emirates — 1.2%
Abu Dhabi Commercial Bank PJSC	94,316	$ 268,763
Abu Dhabi National Oil Co. for Distribution PJSC	223,509	255,216
Agthia Group PJSC	138,550	171,881
Air Arabia PJSC	646,580	281,830
Security	Shares	Value
United Arab Emirates (continued)
Aldar Properties PJSC	753,712	$ 1,008,962
Dana Gas PJSC	1,234,795	395,687
Dubai Investments PJSC	527,093	347,530
Emaar Properties PJSC	520,324	845,185
Emirates Telecommunications Group Co. PJSC	249,055	2,508,039
First Abu Dhabi Bank PJSC	296,080	1,899,899
		$ 7,982,992
Vietnam — 2.4%
An Phat Holdings JSC(1)	99,600	$ 120,891
Bank for Foreign Trade of Vietnam JSC	251,577	902,261
Bank for Investment and Development of Vietnam JSC	51,100	96,954
Development Investment Construction Corp.(1)	10	40
FLC Faros Construction JSC(1)	6	2
Gelex Group JSC(1)	309,000	520,509
HAGL JSC(1)	283,740	161,302
Ho Chi Minh City Infrastructure Investment JSC(1)	200,000	267,060
Hoa Phat Group JSC	1,253,841	2,467,680
Hoa Sen Group(1)	135,000	205,782
Hoang Huy Investment Financial Services JSC(1)	279,600	246,194
Khang Dien House Trading and Investment JSC(1)	69,400	160,102
KIDO Group Corp.	44,303	104,148
Kinh Bac City Development Share Holding Corp.(1)	245,370	567,679
Masan Group Corp.	191,360	1,187,319
No Va Land Investment Group Corp.(1)	151,200	529,211
PetroVietnam Drilling & Well Services JSC(1)	152,408	227,374
PetroVietnam Fertilizer & Chemical JSC	80,500	235,002
PetroVietnam Gas JSC	62,630	295,455
Petrovietnam Power Corp.	377,000	260,624
PetroVietnam Technical Services Corp.	92,872	140,609
Petrovietnam Transportation Corp.	104,800	117,277
Phat Dat Real Estate Development Corp.(1)	49,800	195,114
Saigon - Hanoi Commercial Joint Stock Bank(1)	100,900	94,264
Saigon Beer Alcohol Beverage Corp.	22,900	159,170
Saigon Thuong Tin Commercial JSB(1)	132,900	183,625
SSI Securities Corp.	88,002	161,066
Thaiholdings JSC(1)	74,800	552,306
Thanh Thanh Cong - Bien Hoa JSC(1)	106,400	111,354
Viet Capital Securities JSC	47,100	114,984
Vietjet Aviation JSC(1)	160,594	987,592
Vietnam Airlines JSC(1)	173,300	188,161
Vietnam Construction and Import-Export JSC	174,902	328,217
Vietnam Dairy Products JSC	319,848	1,131,180
Vietnam National Petroleum Group	30	72
Viglacera Corp. JSC	76,800	217,172
Vincom Retail JSC(1)	229,413	334,639

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Vietnam (continued)
Vingroup JSC(1)	320,579	$ 1,137,477
Vinh Hoan Corp.	45,200	186,977
Vinhomes JSC(3)	165,800	548,592
		$ 15,445,437
Total Common Stocks (identified cost $384,332,764)		$644,075,708

Rights(1) — 0.0%(7)
Security	Shares	Value
Kuwait — 0.0%(7)
National Industries Group Holding SAK, Exp. 4/21/22	127,180	$ 33,887
		$ 33,887
Thailand — 0.0%(7)
VGI PCL	408,480	$ 1,228
		$ 1,228
Total Rights (identified cost $0)		$ 35,115

Short-Term Investments — 0.6%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.29%(10)	3,642,713	$ 3,642,713
Total Short-Term Investments (identified cost $3,642,713)		$ 3,642,713
Total Investments — 99.8% (identified cost $387,975,477)		$647,753,536
Other Assets, Less Liabilities — 0.2%		$ 1,469,964
Net Assets — 100.0%		$649,223,500
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2022. The aggregate market value of securities on loan at March 31, 2022 was $9,479,827 and the total market value of the collateral received by the Fund was $10,137,333, comprised of cash of $3,642,713 and U.S. government and/or agencies securities of $6,494,620.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2022, the aggregate value of these securities is $24,401,464 or 3.8% of the Fund's net assets.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2022, the aggregate value of these securities is $1,622,594 or 0.2% of the Fund's net assets.
(6)	Trading of securities valued at $0 has been suspended.
(7)	Amount is less than 0.05%.
(8)	Securities are traded on separate exchanges for the same entity.
(9)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(10)	Represents investment of cash collateral received in connection with securities lending.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	12.9%	$84,065,754
Industrials	10.6	68,548,304
Materials	10.5	68,085,315
Consumer Staples	9.9	64,586,120
Consumer Discretionary	9.3	60,300,329
Energy	9.3	60,164,127
Health Care	9.0	58,256,767
Communication Services	8.8	57,506,085
Information Technology	8.7	56,431,276
Real Estate	5.5	35,925,286
Utilities	4.7	30,241,460
Short-Term Investments	0.6	3,642,713
Total Investments	99.8%	$647,753,536
Abbreviations:
ADR	– American Depositary Receipt
BDR	– Brazilian Depositary Receipt
GDR	– Global Depositary Receipt
PCL	– Public Company Limited
PFC Shares	– Preference Shares

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at March 31, 2022.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Asia/Pacific	$ 8,464,510	$302,084,959	$ 0	$310,549,469
Emerging Europe	956,871	85,825,616	0	86,782,487
Latin America	96,001,022	11,763,465	—	107,764,487
Middle East/Africa	2,941,251	129,150,379	6,887,635	138,979,265
Total Common Stocks	$108,363,654	$528,824,419**	$6,887,635	$644,075,708
Rights	$ 33,887	$ 1,228	$ —	$ 35,115
Short-Term Investments	3,642,713	—	—	3,642,713
Total Investments	$112,040,254	$528,825,647	$6,887,635	$647,753,536
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2022 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.